SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Lease liabilities	$ 774
Right-of-use assets	$ 651	$ 691	$ 427	$ 427